PROPERTY AND EQUIPMENT, NET (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Cost, Beginning	$ 151,188	$ 0
Additions	2,500,373	151,188	$ 0
Translation adjustment	0	0
Impairment charge	107,515	0	0
Cost, Ending	3,645,389	151,188	0
Beginning Accumulated depreciation	12,770	0
Depreciation	30,529	12,770	0
Impairment charges	(43,299)
Ending Accumulated depreciation	0	12,770	0
Property and equipment, net	3,645,389	138,418
Equipment
Statement Line Items [Line Items]
Cost, Beginning	151,188	0
Additions	0	151,188
Translation adjustment	0	0
Impairment charge	(151,188)	0
Cost, Ending	0	151,188	0
Beginning Accumulated depreciation	12,770	0
Depreciation	30,529	12,770
Impairment charges	(43,299)
Ending Accumulated depreciation	0	12,770	0
Property and equipment, net	0	138,418
Land
Statement Line Items [Line Items]
Cost, Beginning	0	0
Additions	523,480	0
Translation adjustment	0	0
Impairment charge		0
Cost, Ending	523,480	0	0
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Impairment charges	0
Ending Accumulated depreciation	0	0	0
Property and equipment, net	523,480	0
Building
Statement Line Items [Line Items]
Cost, Beginning	0	0
Additions	1,361,048	0
Translation adjustment	0	0
Impairment charge		0
Cost, Ending	1,361,048	0	0
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Impairment charges	0
Ending Accumulated depreciation	0	0	0
Property and equipment, net	1,361,048	0
Construction in Progress
Statement Line Items [Line Items]
Cost, Beginning	0	0
Additions	1,760,861	0
Translation adjustment	0	0
Impairment charge		0
Cost, Ending	1,760,861	0	0
Beginning Accumulated depreciation	0	0
Depreciation	0	0
Impairment charges	0
Ending Accumulated depreciation	0	0	$ 0
Property and equipment, net	$ 1,760,861	$ 0